Note 5 - Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Shares issuable upon exercise of stock options	192,898	146,698	192,898	146,698
Shares issuable upon exercise of warrants to purchase common stock	13,883,732	13,883,732	13,883,732	13,883,732
Shares contingently issuable for earnout	1,000,000	1,000,000	1,000,000	1,000,000
	15,076,630	15,030,430	15,076,630	15,030,430